ACCOUNT RECEIVABLES - THIRD PARTIES, NET	12 Months Ended
Dec. 31, 2024
ACCOUNT RECEIVABLES - THIRD PARTIES, NET
ACCOUNT RECEIVABLES - THIRD PARTIES, NET
3.	ACCOUNT RECEIVABLES - THIRD PARTIES, NET

	As of December 31,
	2024	2023
	US$	US$
Accounts receivable-third parties	120,631	77,047
Less: Allowance for credit losses	(3,555)	(383)

Total	117,076	76,664

The movement of the allowance for credit losses is as follows:

US$
Balance as of January 1, 2024	383
Provisions	3,219
Foreign currency translation adjustment	(47)
Balance as of December 31, 2024	3,555